Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 123,648	$ 8,533
Restricted cash	126	0
Restricted cash included in Other non-current assets	526	0
Total	$ 124,300	$ 8,533	$ 23,343	$ 17,267